CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)	CNY (¥) shares	USD ($) shares	Class A Preferred Shares CNY (¥)	Series A Preferred Shares CNY (¥)	Series B Preferred Shares CNY (¥)	Series C Preferred Shares CNY (¥)	Series D Preferred Shares CNY (¥)	Series E Preferred Shares CNY (¥)	Class A Common Shares CNY (¥) shares	Class A Common Shares IPO CNY (¥)	Class A Common Shares Private placements CNY (¥)	Class B Common Shares CNY (¥) shares	Class B Common Shares USD ($) shares	Common Shares CNY (¥) shares	Common Shares Class A Preferred Shares CNY (¥)	Common Shares Series A Preferred Shares CNY (¥)	Common Shares Series B Preferred Shares CNY (¥)	Common Shares Series C Preferred Shares CNY (¥)	Common Shares Series D Preferred Shares CNY (¥)	Common Shares Series E Preferred Shares CNY (¥)	Common Shares Class A Common Shares CNY (¥) shares	Common Shares Class A Common Shares IPO CNY (¥) shares	Common Shares Class A Common Shares Private placements CNY (¥) shares	Common Shares Class B Common Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital Class A Preferred Shares CNY (¥)	Additional paid-in capital Series A Preferred Shares CNY (¥)	Additional paid-in capital Series B Preferred Shares CNY (¥)	Additional paid-in capital Series C Preferred Shares CNY (¥)	Additional paid-in capital Series D Preferred Shares CNY (¥)	Additional paid-in capital Series E Preferred Shares CNY (¥)	Additional paid-in capital Class A Common Shares CNY (¥)	Additional paid-in capital Class A Common Shares IPO CNY (¥)	Additional paid-in capital Class A Common Shares Private placements CNY (¥)	Additional paid-in capital Class B Common Shares CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income Class A Preferred Shares CNY (¥)	Accumulated other comprehensive income Series A Preferred Shares CNY (¥)	Accumulated other comprehensive income Series B Preferred Shares CNY (¥)	Accumulated other comprehensive income Series C Preferred Shares CNY (¥)	Accumulated other comprehensive income Series D Preferred Shares CNY (¥)	Accumulated other comprehensive income Series E Preferred Shares CNY (¥)	Accumulated other comprehensive income Class A Common Shares CNY (¥)	Accumulated other comprehensive income Class A Common Shares IPO CNY (¥)	Accumulated other comprehensive income Class A Common Shares Private placements CNY (¥)	Accumulated other comprehensive income Class B Common Shares CNY (¥)	Accumulated deficits CNY (¥)	Accumulated deficits Class A Preferred Shares CNY (¥)	Accumulated deficits Series A Preferred Shares CNY (¥)	Accumulated deficits Series B Preferred Shares CNY (¥)	Accumulated deficits Series C Preferred Shares CNY (¥)	Accumulated deficits Series D Preferred Shares CNY (¥)	Accumulated deficits Series E Preferred Shares CNY (¥)	Accumulated deficits Class A Common Shares CNY (¥)	Accumulated deficits Class A Common Shares IPO CNY (¥)	Accumulated deficits Class A Common Shares Private placements CNY (¥)	Accumulated deficits Class B Common Shares CNY (¥)
Balance at Dec. 31, 2013	¥ (956,651,075)													¥ 40,281																						¥ 6,582,044											¥ (963,273,400)
Balance (in shares) at Dec. 31, 2013 | shares														6,096,842
Increase (Decrease) in Stockholders' Equity
Share-based compensation	12,681,141																								12,681,141
Accretion on convertible redeemable preferred shares to redemption value			¥ (22,601,694)	¥ (69,598)	¥ (3,451,997)	¥ (75,476,317)	¥ (51,479,102)	¥ (97,696,064)																		¥ (3,520,886)	¥ (69,598)	¥ (3,451,997)	¥ (18,180,401)	¥ (8,204,575)	¥ (16,639,646)																	¥ (19,080,808)			¥ (57,295,916)	¥ (43,274,527)	¥ (81,056,418)
Issuance of common shares for restricted shares																								¥ 2,775											¥ (2,775)
Issuance of common shares for restricted shares (in shares) | shares																								450,000
Issuance of common shares, net of issuance costs										¥ 623,786,716	¥ 306,934,945											¥ 122,774	¥ 51,156										¥ 623,663,942	¥ 306,883,789
Issuance of common shares, net of issuance costs (in shares) | shares																						20,000,000	8,333,332
Conversion of convertible redeemable preferred shares to common shares upon completion of initial public offering												2,678,292,288												¥ 501,620											¥ 2,677,790,668
Conversion of convertible redeemable preferred shares to common shares upon completion of initial public offering (in shares) | shares																								77,999,069
Exercise of warrant	50,705,282													¥ 9,219											50,696,063
Exercise of warrant (in shares) | shares														1,500,000
Net income loss	(93,145,437)																																														(93,145,437)
Foreign currency translation adjustments	(5,437,415)																																			(5,437,415)
Balance at Dec. 31, 2014	2,366,391,673													¥ 727,825											3,621,645,725											1,144,629											(1,257,126,506)
Balance (in shares) at Dec. 31, 2014 | shares														114,379,243
Increase (Decrease) in Stockholders' Equity
Share-based compensation	13,983,246																								13,983,246
Exercises of share options	5,089,020													¥ 2,617											5,086,403
Exercises of share options (in shares) | shares														416,246
Issuance of common shares, net of issuance costs									¥ 792,860,341												¥ 136,559											¥ 792,723,782
Issuance of common shares, net of issuance costs (in shares) | shares																					22,337,924
Conversion of convertible redeemable preferred shares to common shares upon completion of initial public offering
Net income loss	696,338,805																																														696,338,805
Foreign currency translation adjustments	73,410,193																																			73,410,193
Balance at Dec. 31, 2015	¥ 3,948,073,278													¥ 867,001											4,433,439,156											74,554,822											(560,787,701)
Balance (in shares) at Dec. 31, 2015 | shares	137,133,413	137,133,413							64,123,625			73,009,788	73,009,788	137,133,413
Increase (Decrease) in Stockholders' Equity
Share-based compensation	¥ 16,040,947																								16,040,947
Exercises of share options	25,233,557													¥ 11,462											25,222,095
Exercises of share options (in shares) | shares														1,726,874
Conversion of convertible redeemable preferred shares to common shares upon completion of initial public offering
Net income loss	33,135,116	$ 4,772,449																																													33,135,116
Foreign currency translation adjustments	(31,353,357)																																			(31,353,357)
Balance at Dec. 31, 2016	¥ 3,991,129,541	$ 574,842,221												¥ 878,463											¥ 4,474,702,198											¥ 43,201,465											¥ (527,652,585)
Balance (in shares) at Dec. 31, 2016 | shares	138,860,287	138,860,287							67,547,921			71,312,366	71,312,366	138,860,287